Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 132,930	$ 177,463	$ 167,518	$ (72,914)	$ (57,206)
Adjustments to reconcile Net income to Net cash provided by operating activities:
Depreciation and amortization	313,985	298,701	399,247	411,549	388,188
Gain on disposal of property and equipment - net	(4,727)	(1,455)	(2,010)	(7,688)	(1,909)
Asset impairment charges	125	6,293	6,293	1,580	1,860
Loss on extinguishment of debt	53,632				41,796
Amortization of deferred financing costs	6,175	10,325	13,261	18,014	18,071
Amortization of Old Senior Notes original issue premium	(1,664)	(2,497)	(3,330)	(3,330)	(3,330)
Insurance proceeds related to operating activities	10,499	22,150	23,243	10,000
Insurance benefit in Net income	(10,499)	(20,083)	(20,083)
Deferred tax (benefit) provision	(82,292)	28,195	17,606	35,803	29,603
Share-based compensation expense	14,429	7,888	15,832	11,736	8,406
Provision for doubtful accounts	7,334	7,152	12,103	18,559	19,481
Changes in operating assets and liabilities, net of business acquisitions:
Decrease (increase) in receivables	(149,789)	(102,217)	9,600	(47,347)	(26,581)
(Increase) decrease in inventories	(98,876)	(100,576)	(55,047)	105,256	(65,427)
(Increase) decrease in prepaid expenses and other assets	5,495	2,136	(20,716)	1,016	(16,486)
Increase (decrease) in Accounts payable and Bank checks outstanding	330,818	183,671	(71,448)	(35,649)	(32,411)
(Decrease) increase in accrued expenses and other liabilities	(87,893)	68,573	63,699	(34,395)	18,197
Net cash provided by operating activities	439,682	585,719	555,768	402,190	322,252
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of businesses-net of cash	(94,938)		(69,481)		(11,369)
Proceeds from sales of property and equipment	10,888	3,438	5,048	25,054	14,608
Purchases of property and equipment	(105,093)	(142,422)	(187,409)	(147,094)	(191,131)
Investment in Avero, LLC	(7,658)
Investment in marketable securities	(484,624)
Insurance proceeds related to investing activities		2,771	2,771	4,000
Purchase of industrial revenue bonds		(21,914)	(22,139)
Net cash used in investing activities	(681,425)	(158,127)	(271,210)	(118,040)	(187,892)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt refinancings	2,213,803				854,485
Proceeds from other debt borrowings	1,935,994	21,914	22,139	898,450	1,644,000
Principal payments on debt and capital leases	(3,315,621)	(89,704)	(109,489)	(1,016,033)	(2,278,311)
Payment for debt financing costs and fees	(25,941)	(651)	(3,573)	(421)	(29,376)
Redemption of Old Senior Notes	(1,376,927)
Repurchase of senior subordinated notes					(375,144)
Net proceeds from initial public offering	1,113,799
Contingent consideration paid for acquisitions of businesses				(1,800)	(6,159)
Cash distribution to shareholders	(666,332)
Proceeds from common stock sales	2,850	500	500	197	1,850
Common stock repurchased	(7,708)	(4,801)	(19,992)	(628)	(8,418)
Net cash used in financing activities	(126,083)	(72,742)	(110,415)	(120,235)	(197,073)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(367,826)	354,850	174,143	163,915	(62,713)
CASH AND CASH EQUIVALENTS-Beginning of period	517,802	343,659	343,659	179,744	242,457
CASH AND CASH EQUIVALENTS-End of period	149,976	698,509	517,802	343,659	179,744
Cash paid during the period for:
Interest (net of amounts capitalized)	175,370	234,631	345,732	278,474	298,915
Income taxes paid-net of refunds	4,119	5,181	7,861	(30)	209
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Property and equipment purchases included in accounts payable	13,691	5,399	26,885	26,620	19,719
Capital lease additions	77,012	$ 57,619	$ 110,097	$ 96,756	100,804
Contingent consideration payable for business acquisitions	6,375				1,800
Marketable securities transferred in connection with the legal defeasance of the CMBS Fixed Loan Facility	484,624
CMBS Fixed Loan Facility defeasance	$ 471,615
Payable for repurchase of common stock					$ 1,006